November 20, 2008

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Mr. Larry Greene

RE:	Prudential Sector Funds, Inc. d/b/a Jennison Sector Funds, Inc.
Securities Act Registration File No.2-72097
Investment Company Act File No. 811- 03175

____________________________________________________________________

To the Securities and Exchange Commission:

Enclosed herewith for filing through EDGAR on behalf of Prudential Sector Funds, Inc. d/b/a Jennison Sector Funds, Inc. (the “Registrant”) is Post-Effective Amendment No. 55 to the Registration Statement under the Securities Act of 1933 and Amendment No. 56 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is filed under Rule 485(a)(1) of the Securities Act of 1933 for the purpose of reflecting approval by Registrant’s Board of Directors at a meeting held November 6, 2008 of : (i) a replacement sub-advisor, Wellington Management, for Jennison Financial Services Fund, a series of Registrant; (ii) a change in non-fundamental investment policy to afford Jennison Financial Services Fund maximum flexibility to invest in foreign securities; and (iii) a change in benchmark index from the Standard & Poor’s 500 Index to the MSCI Finance ex Real Estate Index. The changes described in the Amendment will be implemented at the end of January with the transition to Wellington as the replacement sub-adviser, and correspond to Wellington’s global financial services’ investment experience. To reflect the change in sub-adviser, Jennison Financial Services Fund will do business as JennisonDryden Global Financial Services Fund, and Registrant will do business as JennisonDryden Sector Funds, Inc.

Registrant will file a post-effective amendment under Rule 485(b) of the Securities Act of 1933 concurrently with effectiveness of the Amendment that will include Registrant’s November 30, 2008 fiscal year-end financial statements. In addition, Registrant will furnish a Schedule 14C information statement to the shareholders of Jennison Financial Services Fund in lieu of a proxy statement in reliance on an exemptive order (the “Order”) issued by the Securities and Exchange Commission (Rel. No. IC-22215) to Prudential Mutual Fund Management, Inc., the predecessor to Prudential Investments LLC (“PI,” the investment adviser to Registrant’s series), that authorized PI's predecessor to enter into new subadvisory agreements with firms not affiliated with PI for series advised by PI subject to the conditions of the Order.

Should you have any questions regarding the Amendment, I may be reached at (973) 367-1495 with any questions. Thank you.

  Sincerely,

/s/ Katherine P. Feld
Katherine P. Feld
Vice President & Corporate Counsel

L: MFApps/Feld/SEC Letter PSF JSF Rule 485(a) 11-19-08

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